Document and Entity Information	Mar. 01, 2021
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	APA Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4300
Entity Tax Identification Number	86-1430562
Entity Address, Address Line One	2000 Post Oak Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-4400
City Area Code	713
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001841666